Lease Liability (Tables)	12 Months Ended
Feb. 28, 2021
Lease Liabilities [Abstract]
Summary of Lease Liability
	As of February 28, 2021	As of February 29, 2020
	US$	US$
Non-current liability
Lease liability	868,536	—
Current liability
Lease liability	260,429	—

Summary of Amounts Recognized in Profit or Loss

Amounts recognized in profit or loss

	Year ended February 28, 2021	Year ended February 29, 2020	Year ended February 28, 2019
	US$	US$	US$
Depreciation on lease liability	115,931	-	-
Interest on lease liability	24,756	-	-